Loans - Detailed Activity in Allowance for Loan Losses by Portfolio Segment (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 6,542,326	$ 8,077,757	$ 6,954,269
Provision for loan losses	556,687	923,397	2,204,366
Chargeoffs	821,905	2,732,330	1,274,714
Recoveries	196,595	273,502	193,836
Net Chargeoffs	625,310	2,458,828	1,080,878
Ending Balance	6,473,703	6,542,326	8,077,757
Loans individually evaluated for impairment				$ 2,996,708	$ 2,024,754	$ 2,296,603
Loans collectively evaluated for impairment				3,476,995	4,517,572	5,781,154
Ending Balance	6,542,326	8,077,757	6,954,269	6,473,703	6,542,326	8,077,757
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	5,202,151	4,706,011	4,629,559
Provision for loan losses	587,315	855,511	742,177
Chargeoffs	625,556	560,298	763,914
Recoveries	74,985	200,927	98,189
Net Chargeoffs	550,571	359,371	665,725
Ending Balance	5,238,895	5,202,151	4,706,011
Loans individually evaluated for impairment				2,996,708	1,984,671	1,224,874
Loans collectively evaluated for impairment				2,242,187	3,217,480	3,481,137
Ending Balance	5,202,151	4,706,011	4,629,559	5,238,895	5,202,151	4,706,011
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	873,815	2,767,409	1,554,698
Provision for loan losses	(228,982)	145,359	1,561,751
Chargeoffs	32,258	2,050,939	375,498
Recoveries	30,673	11,986	26,458
Net Chargeoffs	1,585	2,038,953	349,040
Ending Balance	643,248	873,815	2,767,409
Loans individually evaluated for impairment					40,083	1,071,729
Loans collectively evaluated for impairment				643,248	833,732	1,695,680
Ending Balance	873,815	2,767,409	1,554,698	643,248	873,815	2,767,409
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	466,360	604,337	770,012
Provision for loan losses	198,354	(77,473)	(99,562)
Chargeoffs	164,091	121,093	135,302
Recoveries	90,937	60,589	69,189
Net Chargeoffs	73,154	60,504	66,113
Ending Balance	591,560	466,360	604,337
Loans collectively evaluated for impairment				591,560	466,360	604,337
Ending Balance	$ 466,360	$ 604,337	$ 770,012	$ 591,560	$ 466,360	$ 604,337